Commitments and Contingencies - NuMiner Machine Purchase Agreement (Details) - NuMiner $ in Millions	1 Months Ended
	Nov. 30, 2021 USD ($)	Mar. 31, 2022 USD ($)
Long-term Purchase Commitment [Line Items]
Deposit Assets	$ 10.0
Number Of Units Purchased	60,000
Purchase Obligation, to be Paid, Remainder of Fiscal Year		$ 1,700.0